Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Expense associated with each component	The expense associated with each component is as follows for the year ended December 31:

	December 31,
	2021	2020
	$	$
Stock options	1,328	1,059
DSUs	696	560
RSUs	121	—
ESPP	116	—
	2,261	1,619

Changes in stock options
The changes in the number of stock options during the years ended December 31, 2021 and 2020 were as follows:

	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – December 31	1,516,641	6.73	1,692,347	5.41
Options granted[1]	154,414	62.09	65,050	29.04
Options forfeited	(166,026)	18.54	(48,325)	10.19
Options exercised	(221,941)	5.95	(192,431)	1.77

Options outstanding – December 31	1,283,088	12.00	1,516,641	6.73
Options exercisable – December 31	866,594	3.04	917,162	2.38

1 In March 2021, the Company granted stock options to certain executives. Subsequently, the Company identified an error in determining the expected life and volatility inputs used in the Black-Scholes pricing model to calculate the fair value of options, which led to the Company determining that 63,992 excess options were granted in March 2021 to six senior executives (the “Awardees”). The granting of excess options was immaterial to the Company but the error resulted in an award of options to the Awardees that was not reasonable and appropriate to grant. During 2021, the Company amended and restated the option award agreements for those affected Awardees to reflect the issuance of the appropriate number of options.

Fair value inputs used in estimating weighted average fair value of share options granted
The weighted average fair value of share options granted during the year ended December 31, 2021 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

2021
Weighted average stock price valuation	$62.09
Weighted average exercise price	$62.09
Risk-free interest rate	1.15%
Expected life in years	6
Expected dividend yield	—%
Volatility	55%
Weighted average fair value of options issued	$32.71

Stock options outstanding and exercisable by range of exercise prices
The following table is a summary of the Company’s stock options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.45	0.0001 - 1.09	748,368
8.86 - 11.06	65,522	8.80	8.86 - 11.06	9,784
15.79 - 16.00	284,680	7.77	15.79 - 16.00	104,176
26.43 - 95.12	148,518	9.40	26.43 - 95.12	4,266
	1,283,088	6.59		866,594
The following table is a summary of the Company’s stock options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	899,300	6.30	0.0001 - 1.09	810,900
8.86 - 11.06	215,420	9.96	8.86 - 11.06	36,400
15.79 - 16.00	377,089	8.78	15.79 - 16.00	69,862
26.43 - 64.19	24,832	9.89	26.43 - 64.19	—
	1,516,641	7.50		917,162

Number and weighted average remaining contractual life of stock options outstanding and exercisable
The following table is a summary of the Company’s stock options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.45	0.0001 - 1.09	748,368
8.86 - 11.06	65,522	8.80	8.86 - 11.06	9,784
15.79 - 16.00	284,680	7.77	15.79 - 16.00	104,176
26.43 - 95.12	148,518	9.40	26.43 - 95.12	4,266
	1,283,088	6.59		866,594
The following table is a summary of the Company’s stock options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	899,300	6.30	0.0001 - 1.09	810,900
8.86 - 11.06	215,420	9.96	8.86 - 11.06	36,400
15.79 - 16.00	377,089	8.78	15.79 - 16.00	69,862
26.43 - 64.19	24,832	9.89	26.43 - 64.19	—
	1,516,641	7.50		917,162

Number of DSUs and RSUs granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2019	36,250
Granted (at C$26.43 per unit)	15,833
Released (at C$16.00 - 45.54 per unit)	(5,883)
Forfeited (at C$38.87 per unit)	(2,058)
DSUs – December 31, 2020	44,142
Granted (at C$51.63 - 96.99 per unit)	15,512
DSUs - December 31, 2021	59,654

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2020	—
Granted (at C$86.38 - 94.05 per unit)	46,591
RSUs - December 31, 2021	46,591